Label	Element	Value
Bridge Builder Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder Small/Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Bridge Builder Small/Mid Cap Growth Fund (the “Fund” or the “Small/Mid Cap Growth Fund”) is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as annual program or administrative fees for participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), Edward Jones Guided Solutions® (“Guided Solutions”) or Edward Jones Financial Advisor Managed Solutions™ (“FA Managed Solutions”) (collectively, the “Advisory Programs”), which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small and mid‑capitalization companies and other instruments, such as certain investment companies (see below), that seek to track the performance of securities of small and mid‑capitalization companies. The Fund defines small and mid‑capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index (as of April 30, 2024, companies with capitalizations between approximately $150.4 million and $51.8 billion). The market capitalization of the companies included in the Russell MidCap® Index and the Russell 2000® Index will change with market conditions.
While the Fund primarily invests in equity securities of small and mid‑capitalization companies, it may also invest in securities of large capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in futures contracts, principally for cash equitization purposes. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2024, the Fund had significant exposure to securities of companies in the healthcare, industrials and information technology sectors. The Fund follows an investing style that favors growth investments.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub‑advisers that have been or will be retained by the Adviser (each a “Sub‑adviser”). Each Sub‑adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub‑adviser seeks to take advantage of what a Sub‑adviser considers to be a better investment opportunity, when a Sub‑adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub‑adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), BlackRock Investment Management, LLC (“BlackRock”), Champlain Investment Partners, LLC (“Champlain”), Driehaus Capital Management LLC (“Driehaus”), Eagle Asset Management, Inc. (“Eagle”), Stephens Investment Management Group, LLC (“SIMG”), and Victory Capital Management Inc. (“Victory Capital”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub‑advisers. Below is a summary of each Sub‑adviser’s principal investment strategies.
Artisan Partners’ Principal Investment Strategies
Artisan Partners’ investment team employs a fundamental investment process to construct a diversified portfolio of U.S. mid‑capitalization growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The team’s investment process focuses on two distinct elements – security selection and capital allocation. The team overlays its investment process with broad knowledge of the global economy.
BlackRock’s Principal Investment Strategies
BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segments of the United States market for publicly traded equity securities as represented by the Russell Midcap® Growth Index, which tracks the performance of mid‑capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small capitalization companies.
Champlain’s Principal Investment Strategies
Champlain principally invests in equity securities of mid‑capitalization companies. Champlain seeks capital appreciation by investing in companies that it believes have strong long-term fundamentals, superior capital appreciation potential, and attractive valuations. Through the consistent execution of a fundamental bottom‑up investment process, which focuses on an analysis of individual companies, Champlain expects to identify a diversified universe of mid‑sized companies that trade at a discount to their estimated or intrinsic fair values.
Driehaus’ Principal Investment Strategies
Driehaus primarily invests in the equity securities of U.S. small capitalization and U.S. medium capitalization companies which will generally be, at the time of investment, within the capitalization range of those companies included in the Russell 2500® Growth Index without regard to the index’s float adjustment. Investment decisions are based on Driehaus’ belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. An investment decision is also based on the evaluation by Driehaus of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. Driehaus sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations. Driehaus frequently and actively trades its portfolio securities.
Eagle’s Principal Investment Strategies
During normal market conditions, Eagle primarily invests in the equity securities of small capitalization companies. When making investment decisions, Eagle generally focuses on investing in the securities of small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. Eagle uses a three-pronged investment philosophy when evaluating potential additions to the portfolio – quality, valuation, and balance. Eagle seeks quality by investing in companies with superior cash-flow generation, management teams with a successful record of business strategy execution, sustainable growth, and a defensive business model. It seeks attractive valuation using market fluctuations as opportunistic entry points. Finally, it attempts to balance the allocated portion of the Fund’s portfolio through sector-weight policies that provide diversification across major economic sectors.
SIMG’s Principal Investment Strategies
SIMG evaluates and selects securities of both mid‑capitalization and small capitalization companies. When making its investment decisions, SIMG employs a disciplined, bottom‑up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth.
Victory Capital’s Principal Investment Strategies
Victory Capital primarily invests in the equity securities of small capitalization companies. Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Valuation is an integral part of the growth investment process and purchase decisions are based on the team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Victory Capital regularly reviews the investments held in Victory Capital’s allocated portion of the Fund’s assets and will sell securities when the team believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the team’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year‑to‑year performance and the table shows how the Fund’s average annual total returns for one and five years and since inception compared to that of a broad measure of market performance and a more narrowly based index that reflects the market sectors in which the Fund invests. The performance information shown here reflects only Fund performance and does not reflect annual program or administrative fees you may be charged for participating in an Advisory Program. See the Fund’s website www.bridgebuildermutualfunds.com/literature for updated performance information. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year‑to‑year performance and the table shows how the Fund’s average annual total returns for one and five years and since inception compared to that of a broad measure of market performance and a more narrowly based index that reflects the market sectors in which the Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgebuildermutualfunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year‑by‑Year Total Returns Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns
Highest (quarter ended June 30, 2020)	29.32%
Lowest (quarter ended March 31, 2020)	-20.63%
The performance information shown above is based on a calendar year. The Fund’s performance (before taxes) from 1/1/24 to 9/30/24 was 11.08%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 2500® Growth Index to the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell 2500® Growth Index measures the performance of the small to mid‑cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price‑to‑book ratios and higher forecasted growth values. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. The after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before‑tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. The after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than before‑tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2023
Bridge Builder Small/Mid Cap Growth Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
Bridge Builder Small/Mid Cap Growth Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bridge Builder Small/Mid Cap Growth Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Bridge Builder Small/Mid Cap Growth Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Equity Securities Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions, and/or economic conditions.

Bridge Builder Small/Mid Cap Growth Fund | Active Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Active Management Risk. A significant portion of the Fund is actively managed with discretion and may underperform market indices, including relevant benchmark indices, or other mutual funds with similar investment objectives. In addition, to the extent that a Sub‑adviser’s investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund, the Fund can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends.

Bridge Builder Small/Mid Cap Growth Fund | Smaller Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Smaller Company Risk. Investments in smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks, as these companies may have less operating history, narrower product or customer markets, and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.

Bridge Builder Small/Mid Cap Growth Fund | Growth Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Growth Style Risk. The Fund is managed primarily in a growth investment style. Growth stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Growth stocks are stocks of companies expected to increase revenues and earnings at a faster rate than their peers.

Bridge Builder Small/Mid Cap Growth Fund | American Depositary Receipts or Global Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs have the same currency and economic risks as the underlying non‑U.S. securities they represent. They are affected by the risks associated with non‑U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Bridge Builder Small/Mid Cap Growth Fund | Counterparty Risk [Member]
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Counterparty Risk. When the Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

Bridge Builder Small/Mid Cap Growth Fund | Currency Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Currency Risk. As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, adversely affecting the value of the Fund.

Bridge Builder Small/Mid Cap Growth Fund | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Derivatives Risk. An investment in derivatives (such as futures contracts) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below.

Bridge Builder Small/Mid Cap Growth Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Foreign Securities Risk. The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency risk, political and economic instability, terrorism, armed conflicts and other geopolitical events, additional or fewer government regulations, the imposition of tariffs and other restrictions on trade or economic sanctions, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors, and less stringent regulation of securities markets. Geopolitical or other events such as nationalization or expropriation could cause the loss of the Fund’s entire investment in one or more countries. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Bridge Builder Small/Mid Cap Growth Fund | Investment Company and Exchange Traded Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
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Investment Company and Exchange-Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Bridge Builder Small/Mid Cap Growth Fund | Investment Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

Bridge Builder Small/Mid Cap Growth Fund | Issuer Specific Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.

Bridge Builder Small/Mid Cap Growth Fund | Larger Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Bridge Builder Small/Mid Cap Growth Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

Bridge Builder Small/Mid Cap Growth Fund | Multi Manager and Multi Style Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub‑advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. Because portions of the Fund’s assets are managed by different Sub‑advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions. Overlapping transactions could lead to multiple Sub‑advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub‑advisers may be purchasing securities at the same time other Sub‑advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

Bridge Builder Small/Mid Cap Growth Fund | Passive Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Passive Management Risk. Because the portion of the Fund allocated to BlackRock is managed so that its total return closely corresponds with that of the Russell Midcap® Growth Index and the Russell 2000® Growth Index, the Fund faces a risk of poor performance if either index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise either index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in either index.

Bridge Builder Small/Mid Cap Growth Fund | Real Estate Investment Trusts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
●	Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

Bridge Builder Small/Mid Cap Growth Fund | Redemption Risk [Member]
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Redemption Risk. The Fund may experience losses or realize taxable gains when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Large redemptions of the Fund’s shares may force the Fund to sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Bridge Builder Small/Mid Cap Growth Fund | Regulatory and Judicial Risk [Member]
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Regulatory and Judicial Risk. The regulation of security markets, transactions and portfolio companies is subject to change. Such regulatory changes and judicial actions could have a substantial adverse effect on the Fund’s performance.

Bridge Builder Small/Mid Cap Growth Fund | Sector Focus Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Sector Focus Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more diversified across numerous sectors.

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Information Technology Sector Risk. From time to time, the Fund may focus its investments in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins, and may be subject to extensive regulatory requirements causing considerable expense and delay. In addition, information technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

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Industrials Sector Risk. From time to time, the Fund may focus its investments in the industrials sector. The industrials sector predominantly consists of the capital goods, transportation and commercial services industries. These areas of the economy can be more cyclically sensitive, given the dependence on capital expenditure company spending. For instance, in a cyclical downturn companies may decrease their planned spending on machinery, building products and electrical equipment leading industrials companies to incur losses.

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Healthcare Sector Risk. From time to time, the Fund may focus its investments in the healthcare sector. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Bridge Builder Small/Mid Cap Growth Fund | Bridge Builder Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Less Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.36%
1 Year	rr_ExpenseExampleYear01	$ 37
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	338
10 Years	rr_ExpenseExampleYear10	$ 794
2016	rr_AnnualReturn2016	11.47%
2017	rr_AnnualReturn2017	21.45%
2018	rr_AnnualReturn2018	(2.10%)
2019	rr_AnnualReturn2019	29.03%
2020	rr_AnnualReturn2020	34.42%
2021	rr_AnnualReturn2021	16.37%
2022	rr_AnnualReturn2022	(29.84%)
2023	rr_AnnualReturn2023	20.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s performance (before taxes) from 1/1/24 to 9/30/24
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.63%)
1 Year	rr_AverageAnnualReturnYear01	20.97%
5 Years	rr_AverageAnnualReturnYear05	11.37%
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
Bridge Builder Small/Mid Cap Growth Fund | Return After Taxes on Distributions | Bridge Builder Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.88%
5 Years	rr_AverageAnnualReturnYear05	9.41%
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
Bridge Builder Small/Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Bridge Builder Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
Bridge Builder Small/Mid Cap Growth Fund | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.96%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015	[3]
Bridge Builder Small/Mid Cap Growth Fund | Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.93%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.43%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015	[3]

[1]
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2025, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub‑advisers (i.e., the Adviser does not receive any management fees from the Fund as a result of its waivers). This contractual agreement may not be terminated by the Adviser without the consent of the Board of Trustees (the “Board”) of Bridge Builder Trust (the “Trust”), except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ending October 28, 2025, if written notice is provided to the Trust by or before a date agreed to by the Board. Such waivers are not subject to reimbursement by the Fund.

[2]	Other Expenses include acquired fund fees and expenses less than 0.01%.
[3]
Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 2500® Growth Index to the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell 2500® Growth Index measures the performance of the small to mid‑cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price‑to‑book ratios and higher forecasted growth values. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.